Segment information and revenue analysis (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total revenues	$ 8,706,740	$ 1,437,848	$ 280,000
Mainland China [Member]
Total revenues	8,706,740	1,417,848	2,589,823
Outside Mainland China [Member]
Total revenues		20,000	280,000
Total Revenues [Member]
Total revenues	$ 8,706,740	$ 1,437,848	$ 2,869,823